Secured Note Liabilities (Tables)	12 Months Ended
Dec. 31, 2025
Secured Note Liabilities [Abstract]
Schedule of Inputs and Assumptions

For the year ended December 31, 2025, the Company recognized a loss of $20.6 million (2024 - a loss of $19.4 million). The following key inputs and assumptions were used in the determination of fair value:

Key inputs and assumptions	December 31, 2025	December 31, 2024
Forecast silver production in thousands of ounces	166,144	166,144
Silver spot price on December 31, 2025, and December 31, 2024 [1]	$71.99	$28.91
Risk-free rate	4.8%	4.8%
Credit spread	4.6%	4.8%
Share price volatility	60%	60%
Silver royalty discount factor	14.5%	11.6%

1.	The metal prices used in models are based on the quoted forward prices where available and adjusted for forward risk-free rates and cost of carry beyond quoted future forward prices.

During the year ended December 31, 2025 and 2024, the fair value of the 2023 Secured Note increased, and the Company recognized a loss of $15.4 million (2024 - a gain of $30.7 million). The following key inputs and assumptions were used in the determination of fair value:

Key inputs and assumptions	December 31, 2025	December 31, 2024
Forecast NSR:
Gold in thousands of ounces	10,500	10,500
Silver in thousands of ounces	29,876	29,876
Copper in millions of pounds	19,322	19,322
Molybdenum in millions of pounds	152	152
Metals spot prices on December 31, 2025, and December 31, 2024: [1]
Gold per ounce	$4,307.95	$2,617.20
Silver per ounce	$71.99	$28.91
Copper per pound	$5.63	$4.06
Molybdenum per pound	$21.50	$21.37
Risk-free rate	4.8%	4.8%
Credit spread	4.6%	4.8%
Share price volatility	60%	60%
NSR royalty discount factor	14.5%	11.6%

1.	The metal prices used in model are based on the quoted forward prices where available and adjusted for forward risk-free rates and cost of carry beyond quoted future forward prices.

Schedule of Carrying Amount for the Secured Note

The carrying amount for the 2022 Secured Note is as follows:

($000s)	December 31, 2025	December 31, 2024
Fair value beginning of the year	313,766	294,363
Change in fair value (gain) loss through profit and loss	46,628	(210)
Change in fair value (gain) loss through other comprehensive income (loss)	(10,905)	(5,004)
Foreign currency translation (gain) loss	(15,159)	24,617
Total change in fair value	20,564	19,403

Fair value end of the year	334,330	313,766

The carrying amount for the 2023 Secured Note is as follows:

($000s)	December 31, 2025	December 31, 2024
Fair value beginning of the year	248,786	279,525
Change in fair value (gain) loss through profit and loss	20,039	(23,353)
Change in fair value (gain) loss through other comprehensive income (loss)	6,734	(29,195)
Foreign currency translation (gain) loss	(11,372)	21,809
Total change in fair value	15,401	(30,739)

Fair value end of the year	264,187	248,786

Schedule of Fair Value of the Secured Note

For the fair value of the 2022 Secured Note, reasonably possible changes at the reporting date to one of the significant inputs, holding other inputs constant, would have the following effects:

Key Inputs	Inter-relationship between significant inputs and fair value measurement	Increase (decrease) (millions)
Key observable inputs	The estimated fair value would increase (decrease) if:
● Silver price forward curve	● Future silver prices were 10% higher	$21.0
	● Future silver prices were 10% lower	$(21.3)
● Discount rates	● Discount rates were 1% higher	$(31.1)
	● Discount rates were 1% lower	$36.0
Key unobservable inputs
● Forecasted silver production	● Metal production indicated volumes were 10% higher	$21.0
	● Metal production indicated volumes were 10% lower	$(21.3)

For the fair value of the 2023 Secured Note, reasonably possible changes at the reporting date to one of the significant inputs, holding other inputs constant, would have the following effects:

Key Inputs	Inter-relationship between significant inputs and fair value measurement	Increase (decrease) (millions)
Key observable inputs	The estimated fair value would increase (decrease) if:
● Metals price forward curve	● Future metal prices were 10% higher	$18.2
	● Future metal prices were 10% lower	$(18.4)
● Discount rates	● Discount rates were 1% higher	$(30.1)
	● Discount rates were 1% lower	$35.7
Key unobservable inputs
● Forecasted metal production	● Metal production indicated volumes were 10% higher	$18.0
	● Metal production indicated volumes were 10% lower	$(18.1)